Subsequent Events (Details) - Seaport Global Acquisition Corp - USD ($)		5 Months Ended
	Oct. 22, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Unit Price		$ 10.10
Aggregate purchase price		$ 25,000
Subsequent event
Subsequent Event [Line Items]
Aggregate purchase price	$ 124,723,926
Subsequent event | PIPE Investment
Subsequent Event [Line Items]
Issuance of Class B common stock to initial Stockholders (in shares)	5,000,000
Subsequent event | Subscription Agreements
Subsequent Event [Line Items]
Redemption of shares	12,346,223
Unit Price	$ 10.10
Aggregate amount for redemption of shares	$ 124,700,000
Subsequent event | Subscription Agreements | PIPE Investment
Subsequent Event [Line Items]
Aggregate purchase price	$ 50,000,000.0